Rydex Series Funds

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement dated February 25, 2014 to the Rydex Series Funds Statutory Prospectuses dated May 1, 2013 and August 1, 2013, as supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective April 1, 2014, certain of the Funds’ transaction cut-off times applicable to transactions by phone and internet have been revised to provide shareholders with additional time to transact in the Funds’ shares. Therefore, effective April 1, 2014, the table under the headings “Buying, Selling and Exchanging Fund Shares—Transaction Cut-Off Times” in each Prospectus is deleted in its entirety and replaced with the table below, as applicable.

Prospectuses Dated May 1, 2013

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “in good order,” by the Funds’ transfer agent, Guggenheim Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD	CUT-OFF TIME
	All Funds (except the Commodities Strategy Fund)	Commodities Strategy Fund
By Mail	Market Close	3:30 P.M., Eastern Time
By Phone	Market Close	3:30 P.M., Eastern Time
By Internet	Market Close	3:55 P.M., Eastern Time
By Financial Intermediary	Market Close*	Market Close*

*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

Prospectuses Dated August 1, 2013

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “in good order,” by the Funds’ transfer agent, Guggenheim Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any purchase transaction that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

Some intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. All orders received in good order by a financial intermediary that does not offer intra-day pricing will be priced at the Funds’ afternoon NAV. For more information about your financial intermediary’s rules and procedures, you should contact your intermediary directly.

METHOD	FUND	MORNING CUT-OFF TIME	AFTERNOON CUT-OFF TIME
By Mail	All Funds	Not Available	Market Close

By Phone	Domestic Equity Funds (except for the S&P 500® Fund and Russell 2000® Fund), Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund	Not Available	3:45 P.M., Eastern Time

	S&P 500® Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:45 P.M., Eastern Time

	Sector Funds, Real Estate Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund	Not Available	3:30 P.M., Eastern Time

	Alternatives Funds	Not Available	Market Close

	U.S. Government Money Market Fund*	Not Available	4:00 P.M., Eastern Time

By Internet	Domestic Equity Funds (except for the S&P 500® Fund, Russell 2000® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund), Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund	Not Available	3:55 P.M., Eastern Time

	S&P 500® Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time	3:55 P.M., Eastern Time

	S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap	Not Available	3:50 P.M., Eastern Time

METHOD	FUND	MORNING CUT-OFF TIME	AFTERNOON CUT-OFF TIME
400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Sector Funds and Real Estate Fund

	High Yield Strategy Fund and Inverse High Yield Strategy Fund	Not Available	3:45 P.M., Eastern Time

	Alternatives Funds	Not Available	Market Close

	U.S. Government Money Market Fund*	Not Available	4:00 P.M., Eastern Time

By Financial Intermediary	All Funds (except the S&P 500® Fund, Russell 2000® Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund)	Not Available	Market Close**

	S&P 500® Fund, Russell 2000®Fund, Emerging Markets 2x Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund	10:30 A.M., Eastern Time**	Market Close**

*	To receive the current Business Day’s dividend for the Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will receive the current Business Day’s dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the next Business Day’s dividend.
**	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

Please retain this supplement for future reference.

RDX-SUP4-0214x0814